CONSOLIDATED BALANCE SHEET	Dec. 31, 2025 USD ($)
ASSETS
Total Assets	$ 0
Commitments and contingencies
Equity:
Common Stock, par value $0.0001 per share 100 shares authorized as of December 31, 2025 100 shares issued and outstanding as of December 31, 2025	0	[1]
Due from shareholder	$ 0	[1]

[1]	Indicates an amount less than 1